ORDINARY SHARES (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Jan. 25, 2019 shares	Sep. 30, 2018 USD ($) Vote $ / shares shares	Jun. 30, 2018 CNY (¥) shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Aug. 14, 2020 shares	Dec. 31, 2019 shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares	Dec. 31, 2018 shares	Jan. 01, 2018 shares
Class of Stock [Line Items]
Shares authorized (in shares)		1,000,000,000
Dividends | $		$ 50
Stock Repurchased				333,000	511,758	1,997,620	1,485,862
Ordinary shares Class A
Class of Stock [Line Items]
Shares authorized (in shares)				800,000,000	800,000,000
Common Stock, Par or Stated Value Per Share | $ / shares				$ 0.00005	$ 0.00005
Ordinary shares, outstanding				94,148,486	93,353,402
Ordinary shares Class B
Class of Stock [Line Items]
Shares authorized (in shares)				72,000,000	72,000,000
Common Stock, Par or Stated Value Per Share | $ / shares				$ 0.00005	$ 0.00005
Ordinary shares, outstanding				72,000,000	72,000,000
Ordinary shares Class C | Gold Prized
Class of Stock [Line Items]
Subscription receivable | ¥			¥ 2,200
Ordinary Shares Member | Ordinary shares Class A
Class of Stock [Line Items]
Shares authorized (in shares)		800,000,000									72,000,000
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.00005
Shares issued	5,500,000	15,969,110
Issuance of ordinary shares upon the exercise of stock options and vesting of restricted share units				1,128,084	1,745,136		2,517,780
Ordinary shares, outstanding				94,148,486	93,353,402		92,120,024			91,088,106
Conversion of preferred shares into Class A ordinary shares upon IPO (in shares)		75,118,996
Issuance of ordinary shares upon initial public offering ("IPO"), net of issuance costs of RMB19,134 (in shares)	5,500,000	15,969,110
Re-designation of Class A ordinary shares into Class B ordinary shares (Note 14) (in shares)		72,000,000
Number of votes entitled per ordinary share | Vote		1
Ordinary Shares Member | Ordinary shares Class B
Class of Stock [Line Items]
Shares authorized (in shares)		72,000,000									839,209,895
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.00005
Ordinary shares, outstanding				72,000,000	72,000,000		72,000,000			72,000,000
Number of Votes entitled per preference share | Vote		15
Ordinary Shares Member | Ordinary shares Class C
Class of Stock [Line Items]
Shares authorized (in shares)		128,000,000									13,671,109
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.00005
Ordinary Shares Member | Ordinary shares Class C | Gold Prized
Class of Stock [Line Items]
Shares issued								1,607,901	1,607,901
Issuance of ordinary shares upon initial public offering ("IPO"), net of issuance costs of RMB19,134 (in shares)								1,607,901	1,607,901
Number of Surrendered Shares			1,607,901
Equity Incentive Plan | Ordinary shares Class A
Class of Stock [Line Items]
Issuance of ordinary shares upon the exercise of stock options and vesting of restricted share units				1,128,084	1,745,136		2,517,780
Ordinary shares, outstanding				1,128,084	1,745,136		2,517,780